Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants - $ / shares		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Schedule Of Share Purchase Warrants Abstract
Number of warrants, Balance beginning		19,763	17,555
Weighted average exercise price, Balance beginning (in Dollars per share)		$ 576.66	$ 482.55
Number of warrants, Issued (i)			2,208
Weighted average exercise price, Issued (i)	[1]		1,325.67
Number of warrants, Balance ending		384,369	19,763
Weighted average exercise price, Balance ending (in Dollars per share)		$ 7.9	$ 576.66
Number of warrants, Number of shares to be issued from the exercise of warrants	[2]	826,781
Number of warrants, Issuance of underwriter warrants (Note 8c (i))		1,923
Weighted average exercise price, Issuance of underwriter warrants (Note 8c (i))		243.75
Number of warrants, Issuance of April 2023 warrants (Note 7a)	[3]	150,191
Weighted average exercise price,Issuance of April 2023 warrants (Note 7a) (in Dollars per share)		$ 5.124
Number of warrants, Issuance of warrants		250,000
Weighted average exercise price, Issuance of warrants (in Dollars per share)		$ 9
Number of warrants, Issuance of Medigus warrants (Note 8c (i))		75
Weighted average exercise price, Issuance of Medigus warrants (Note 8c (i))	[1]	1,297.67
Number of warrants, Expiration of warrants		(11,430)
Weighted average exercise price, Expiration of warrants		922.98
Number of warrants, Exercise of warrants (Note 7a)		(26,153)
Weighted average exercise price, Exercise of warrants (Note 7a) (in Dollars per share)		$ 5.124

[1]	Warrants issued with an exercise price of CAD$1,800.00.
[2]	See note 19(b).
[3]	These warrants convert into 685,883 shares.